UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3150

BMC Fund, Inc.

800 Golfview Park

Lenoir, NC 28645

(Address of principal executive offices) (Zip code)

Carol Frye

800 Golfview Park

P. O. Box 500

Lenoir, NC 28645

(Name and address of agent for service)

Registrant’s telephone number, including area code: 828-758-6100

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1. Schedule of Investments.

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2014

Debt Issuer		Coupon Interest Rate	Maturity Date	Face Amount	Cost	Market Value	Percent of Net Assets

FIXED INCOME:
ENTERGY CORP NEW		3.625%	9/15/2015	$250,000	$251,912	$258,992
XEROX CORP MEDIUM TERM		7.200%	4/1/2016	500,000	537,759	560,446
EXPRESS SCRIPTS INC		3.125%	5/15/2016	250,000	251,052	260,934
HUMANA INC		6.450%	6/1/2016	250,000	266,407	279,293
HEWLETT PACKARD CO		3.000%	9/15/2016	250,000	249,699	260,811
TRANSOCEAN INC		5.050%	12/15/2016	250,000	252,031	275,428
AMBEV INTL FIN CO LTD		9.500%	7/24/2017	430,769	466,712	343,084
ICAHN ENTERPRISES LP/CORP		8.000%	1/15/2018	500,000	532,389	520,000
AVON PRODUCTS INC		4.200%	7/15/2018	500,000	502,204	517,686
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	2,383,504	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	790,817	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,985,721	-

TOTAL INVESTMENTS IN FIXED INCOME				$9,680,769	$8,470,207	$3,276,674	2.97%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2014

Company Name	Shares Held	Cost	Market Value	Percent of Net Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
AVENUE INCOME CREDIT STRATEGIES	34,329.00	$581,084	$591,145
DOUBLELINE CORE FIXED INCOME I	89,216.29	1,000,000	966,213
DOUBLELINE TOTAL RETURN BOND I	226,010.04	2,500,000	2,479,330
EATON VANCE FLOATING RATE A	26,315.79	250,000	250,263
EATON VANCE TAX MANAGED GLOBAL	2,500.00	23,813	24,525
FAIRHOLME FOCUSED INCOME FUND	68,685.46	750,000	785,075
FLAHERTY & CRUMRINE PREFERRED INCOME FUND	11,833.00	87,440	150,753
FPA NEW INCOME FUND	716,128.81	7,500,000	7,383,288
LOOMIS SAYLES BOND FUND INSTITUTIONAL	120,930.18	1,612,500	1,827,255
OSTERWEIS STRATEGIC INCOME FUND	19,861.83	230,000	236,157
PIMCO ALL ASSET ALL AUTHORITY INSTITUTIONAL	219,641.25	2,442,500	2,159,074
PIMCO ALL ASSET INSTITUTIONAL	154,782.72	1,942,500	1,846,558
PIMCO DYNAMIC CREDIT INCOME FUND	25,000.00	565,060	558,000
PIMCO DYNAMIC INCOME FUND COM	25,000.00	715,425	756,000
PIMCO INCOME FUND INSTITUTIONAL	128,944.70	1,500,000	1,596,335
PIMCO FUNDAMENTAL ADVANTAGE ABS RETURN STRAT I	248,756.22	1,000,000	987,562
PIMCO REAL RETURN INSTITUTIONAL	81,159.11	960,112	908,982
PIMCO TOTAL RETURN INSTITUTIONAL	122,128.55	1,249,375	1,321,431
PUTNAM HIGH INCOME SECURITIES FUND	5,000.00	40,837	41,250
RIVERNORTH/OAKTREE HIGH INCOME I	24,533.86	250,000	251,717
TOTAL BOND MUTUAL FUNDS		25,200,646	25,120,913	22.78%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2014

Company Name	Shares Held	Cost	Market Value	Percent of Net Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS:
INTERNATIONAL EQUITIES
Foreign Large Blend
VANGUARD TOTAL INTL STOCK INDEX INV SHARES	3,501.49	51,962	55,849	0.05%

Foreign Large Value
OAKMARK INTERNATIONAL FUND I	2,531.26	44,019	64,294	0.06%

Foreign Small/Mid Growth
JANUS TRITON FUND T SHARES	2,916.88	31,006	66,651	0.06%

Asia Ex-Japan Stock
ISHARES INC MSCI SINGAPORE INDEX	20,000.00	255,572	244,400	0.22%

TOTAL INTERNATIONAL EQUITIES		382,559	431,194	0.39%

SPECIALTY FUNDS
Energy
NUVEEN ENERGY MLP TOTAL RETURN	10,295.00	138,065	195,296	0.18%

Pharmaceuticals & Biotechnology
ISHARES TR NASDAQ BIOTECH INDEX	500.00	45,277	122,955	0.11%

Utilities
SECTOR SPDR TR SBI INT-UTILITIES	23,000.00	734,317	899,300	0.82%

Large Cap Blend
SELECTED AMERICAN SHARES D	2,059.31	100,000	99,197
T. ROWE PRICE PERSONAL STRATEGY	4,370.83	90,476	129,944
WISDOMTREE LARGECAP DIVIDEND	1,500.00	63,693	95,745
YACKTMAN FUND SVC	24,771.08	506,985	564,781
		761,154	889,667	0.81%

Mid Cap Growth
MERIDIAN GROWTH FUND LEGACY	2,009.07	93,000	72,025	0.07%

Foreign Large Value
ISHARES INTL SELECT DIV	2,500.00	84,611	90,100	0.08%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2014

Company Name		Shares Held	Cost	Market Value	Percent of Net Assets

MUTUAL FUNDS:
Financial
FRANKLIN INCOME FUND ADV		119,047.62	250,000	283,333	0.26%

Precious Metals
MARKET VECTORS GOLD MINERS ETF		25,000.00	1,223,726	587,000
SPDR GOLD SHARES	[3]	10,000.00	969,549	1,200,900
			2,193,275	1,787,900	1.62%

Conservative Allocation
VANGUARD WELLESLEY INCOME INV SHARES		20,045.04	422,892	496,315	0.45%

Moderate Allocation
FPA CRESCENT FUND		33,641.26	1,025,303	1,091,995
OAKMARK EQUITY & INCOME FUND		8,920.47	263,600	282,868
SEQUOIA FD INC COM		740.54	108,371	164,800
			1,397,274	1,539,663	1.40%

World Allocation
WELLS FARGO ADVANTAGE ASSET ALLOC ADM		75,379.17	1,010,000	1,043,248
WINTERGREEN FD INC COM		7,005.79	102,985	117,487
			1,112,985	1,160,735	1.05%

TOTAL SPECIALTY FUNDS			7,232,850	7,537,289	6.84%

TOTAL STOCK MUTUAL FUNDS			7,615,409	7,968,483	7.23%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$32,816,055	$33,089,396	30.01%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2014

Company Name		Cost	Market Value	Percent of Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
400 CAPITAL CREDIT OPPORTUNITIES FUND	[2,3]	$500,000	$581,900
AMUNDI SMITH BREEDEN SECURITIZED CREDIT OPPOR LLC	[2,3]	500,000	564,841
CIVIC CAPITAL CURRENCY FUND LP	[2,3]	1,500,000	1,613,236
ELLIOTT ASSOCIATES LP	[2,3]	2,000,000	3,550,784
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	2,500,000	3,159,104
HAYMAN CAPITAL PARTNERS LP	[2,3]	2,501,138	2,964,606
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	919,590	1,251,040
PASSPORT LONG SHORT FUND LP	[2,3]	1,000,000	1,048,066
PRIVET FUND LP	[2,3]	1,000,000	1,447,458
RIVERNORTH CAPITAL PARTNERS, LP	[2,3]	2,000,000	2,815,793
SERENGETI MULTI-SERIES LLC	[2,3]	1,000,000	1,000,633
STARK INVESTMENTS LP	[2,3]	220,823	593,484
STARK STRUCTURED FINANCE ONSHORE FUND	[2,3]	80,435	88,553
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	861,146	841,940
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	43,220
TOTAL LIMITED PARTNERSHIPS		16,818,699	21,564,658	19.56%

TOTAL OTHER INVESTMENTS		$16,818,699	$21,564,658	19.56%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2014

Sectors and Industries	Shares Held	Company Name		Cost	Market Value	Percent of Net Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Consumer Services	10,000.00	HERTZ GLOBAL HOLDINGS INC COM	[3]	$223,244	$260,200
	1,000.00	MCDONALDS CORP COM		95,695	94,170
	1,500.00	RENT A CENTER INC NEW COM		51,495	37,410
	1,000.00	THE ADT CORP COM		42,194	30,040
				412,628	421,820	0.38%

Retailing	50,000.00	AEROPOSTALE COM	[3]	419,033	352,500
	2,500.00	KOHLS CORP COM		128,063	126,575
	1,000.00	LULUMEMON ATHLETICA INC COM	[3]	57,915	45,690
	1,000.00	PANERA BREAD CO CL A	[3]	162,658	169,070
				767,669	693,835	0.63%

Household & Personal Products	5,000.00	COACH INC COM		258,535	239,450	0.22%

Recreation	15,000.00	CEDAR FAIR LP		446,330	746,100	0.68%

TOTAL CONSUMER DISCRETIONARY				1,885,162	2,101,205	1.91%

CONSUMER STAPLES
Food & Staples Retailing	40,000.00	DANONE SPONSORED ADR		544,985	531,200
	25,000.00	TESCO PLC		414,805	395,500
				959,790	926,700	0.84%

Food, Beverage & Tobacco	25,000.00	AMBEV SA SPONSORED ADR		142,690	163,500
	1,000.00	COCA COLA FEMSA SA B SPONS		108,913	106,240
	3,500.00	GENERAL MILLS INC COM		122,082	168,070
	1,000.00	HERSHEY CO COM		61,459	99,400
	10,000.00	NESTLE S A SPONSORED ADR		396,900	726,500
	5,000.00	PHILIP MORRIS INTL COM		415,820	390,700
	4,000.00	REYNOLDS AMERICAN INC COM		143,516	194,000
	2,000.00	SMUCKER J M CO COM NEW		121,939	192,780
	1,000.00	WHITEWAVE FOODS CO COM	[3]	24,151	24,210
				1,537,470	2,065,400	1.87%

Household & Personal Products	1,000.00	KIMBERLY CLARK CORP COM		90,956	109,370
	11,500.00	PROCTER & GAMBLE CO COM		840,716	881,130
				931,672	990,500	0.90%

TOTAL CONSUMER STAPLES				3,428,932	3,982,600	3.61%

ENERGY	2,000.00	ATLAS PIPELINE PRTNS UNIT		75,028	66,860
	3,000.00	BP PRUDHOE BAY ROYALTY TRU		256,047	233,940
	2,000.00	BUCKEYE PARTNERS L P UNIT		124,792	145,980

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2014

Sectors and Industries	Shares Held	Company Name		Cost	Market Value	Percent of Net Assets

COMMON STOCKS:
	1,000.00	CHEVRON CORP		106,870	111,630
	4,500.00	CPFL ENERGIA S A SPONSORED		103,020	66,330
	750.00	DEVON ENERGY CORP NEW COM		59,334	44,415
	250.00	ENCANA CORP COM		6,581	4,493
	8,000.00	ENERGY TRANSFER EQUITY LP		150,093	333,760
	1,000.00	ENSCO PLC CLASS A		51,644	50,370
	17,440.00	ENTERPRISE PRODS PARTN COM		463,200	1,157,667
	2,004.00	EXXON MOBIL CORP COM		151,432	184,689
	8,000.00	KINDER MORGAN ENERGY PARTNERS LP		491,126	635,840
	20,000.00	KINDER MORGAN INC COM		678,305	680,200
	231.05	KINDER MORGAN MANAGEMENT L	[3]	7,883	17,442
	7,500.00	MARKWEST ENERGY PARTNERS L		95,426	526,425
	20,000.00	NORTHERN TIER ENERGY LP		443,985	494,000
	1,000.00	OCCIDENTAL PETROLEUM COM		88,813	87,570
	5,000.00	ONEOK INC COM		107,538	342,450
	750.00	PEABODY ENERGY CORP COM		45,175	12,787
	2,500.00	PENN WEST PETROLEUM LTD		45,428	18,675
	2,000.00	PETROLEO BRASILEIRO SA SPO		76,714	22,420
	10,000.00	PLAINS ALL AMERICAN PIPELINE		245,274	504,900
	3,000.00	ROYAL DUTCH SHELL ADR A		200,827	207,300
	7,000.00	SEADRILL LIMITED SHS		263,034	249,970
	5,000.00	TARGA RESOURCES PARTNERS		134,173	262,550
	4,500.00	TRANSMONTAIGNE PARTNERS LP		122,500	197,280
	4,500.00	TRANSOCEAN INC NEW SHS		239,680	194,760
	3,000.00	WILLIAMS COS INC COM		109,004	121,470
TOTAL ENERGY				4,942,926	6,976,173	6.33%

FINANCIALS
Banks	1,300.00	BANK N S HALIFAX COM		66,388	71,292
	3,000.00	BANK OF AMERICA CORP COM		50,497	50,250
	2,500.00	WELLS FARGO & CO DEL COM		113,117	113,350
				230,002	234,892	0.21%

Diversified Financials	2,500.00	BERKSHIRE HATHAWAY INC CL	[3]	185,406	279,000
	1,300.00	CME GROUP		71,797	97,188
				257,203	376,188	0.34%

Insurance	1,500.00	AON PLC SHS CL A		121,687	120,690
	1,000.00	METLIFE INC COM		32,265	49,050
	2,500.00	TRAVELERS COMPANIES COM		203,356	203,200
				357,308	372,940	0.34%

Real Estate	5,000.00	CHEUNG KONG HLDGS LTD ADR		70,725	73,987
	1,000.00	GEO GROUP INC COM		32,717	33,480
	2,000.00	IRSA INVERSIONES REP GLO		19,860	19,460
	35,000.00	MEDICAL PROPERTIES TRUST INC COM		370,003	464,450
	3,000.00	TOLL BROTHERS INC COM	[3]	106,119	110,250

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2014

Sectors and Industries	Shares Held	Company Name		Cost	Market Value	Percent of Net Assets

COMMON STOCKS:
	2,000.00	VENTAS INC COM		91,107	124,780
				690,531	826,407	0.75%

Financial	800.00	AMERICAN EXPRESS CO COM		35,211	68,016
	5,000.00	ANNALY CAPITAL MGMT INC		82,125	53,850
	20,483.96	ARES CAPITAL CORP COM		346,581	362,771
	10,000.00	BLACKROCK KELSO CAP COM		100,715	92,900
	10,000.00	BLUEHARBOR BANK NC COM	[3]	90,150	82,500
	15,000.00	CAPITALA FINANCE CORP COM		296,797	296,700
	3,000.00	DBS GROUP HLDGS LTD SPONS		160,845	154,624
	15,000.00	GOLUB CAPITAL BDC INC COM		226,480	274,500
	15,000.00	OAKTREE CAPITAL GROUP LLC UNIT		616,307	876,150
	10,000.00	THL CREDIT INC COM		156,142	158,200
	50,000.00	TWO HARBORS INVT CORP COM		569,600	491,500
	25,000.00	WESTERN UNION CO COM		411,375	385,000
				3,092,328	3,296,711	2.99%

TOTAL FINANCIALS				4,627,372	5,107,138	4.63%

HEALTH CARE
Health Care Equipment & Services	2,000.00	AMERISOURCEBERGEN CORP COM		57,550	134,440
	5,000.00	DAVITA HEALTHCARE PART COM	[3]	308,926	324,650
	5,050.00	LABORATORY CORP AMER HLDGS	[3]	458,470	453,641
	2,000.00	QUEST DIAGNOSTICS INC COM		109,188	105,000
	2,000.00	ROCHE HLDG LTD SPONS ADR		129,261	137,636
	1,500.00	VARIAN MEDICAL SYSTEMS INC	[3]	68,108	121,965
				1,131,503	1,277,332	1.16%

Pharmaceuticals & Biotechnology	5,000.00	ASTRAZENECA PLC SPONSORED		235,531	317,500
	2,000.00	CUBIST PHARMACEUTICALS	[3]	60,030	146,180
	5,000.00	HOSPIRA INC	[3]	165,854	220,050
	500.00	IMMUNOGEN INC COM	[3]	5,722	7,495
	3,000.00	ELI LILLY & CO COM		132,158	162,030
	26,500.00	PFIZER INC COM		533,833	805,600
	10,000.00	SANOFI SPONSORED ADR		337,248	489,000
	1,000.00	SEATTLE GENETICS INC COM	[3]	17,684	44,860
	1,000.00	TEVA PHARMACEUTCL INDS ADR		50,285	44,630
				1,538,345	2,237,345	2.03%

TOTAL HEALTH CARE				2,669,848	3,514,677	3.19%

INDUSTRIALS
Capital Goods	3,500.00	AMERICAN RAILCAR INDS COM		116,469	171,220
	10,000.00	TEEKAY LNG PARTNERS LP		384,775	404,700
	1,000.00	WABTEC CORP COM		59,525	73,810
				560,769	649,730	0.59%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2014

Sectors and Industries	Shares Held	Company Name		Cost	Market Value	Percent of Net Assets

COMMON STOCKS:
Commercial Services & Supplies	1,000.00	ECOLAB INC COM		105,289	100,540
	2,000.00	STERICYCLE INC COM	[3]	201,180	234,120
	6,000.00	US ECOLOGY INC COM		122,962	214,560
	500.00	WASTE MGMT INC DEL COM		17,412	20,890
				446,843	570,110	0.52%

Transportation	1,000.00	NORFOLK SOUTHERN CORP COM		73,329	92,590	0.08%

TOTAL INDUSTRIALS				1,080,941	1,312,430	1.19%

INFORMATION TECHNOLOGY
Software & Services	8,500.00	MICROSOFT CORP COM		242,537	321,640
	4,000.00	ORACLE CORP COM		110,847	147,600
				353,384	469,240	0.43%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2014

Sectors and Industries	Shares Held	Company Name		Cost	Market Value	Percent of Net Assets

COMMON STOCKS:
Technology Hardware & Equipment	2,500.00	APPLE INC COM		1,273,137	1,251,500
	18,200.00	CISCO SYSTEMS INC COM		393,543	398,762
	5,000.00	E M C CORP MASS COM		123,828	121,200
	1,500.00	QUALCOMM INC COM		71,275	111,330
				1,861,783	1,882,792	1.71%

Semiconductors &	3,500.00	INTEL CORP COM		73,337	85,890
Semiconductor Equipment	2,000.00	KLA-TENCOR CORP		112,556	122,940
				185,893	208,830	0.19%

TOTAL INFORMATION TECHNOLOGY				2,401,060	2,560,862	2.32%

MATERIALS	5,000.00	BROOKFIELD INFRASTRUCTURE		143,784	183,950
	2,000.00	MOSAIC CO		93,287	89,320
	1,000.00	POTASH CORP		42,081	31,320
	2,000.00	RPM INTL INC COM		42,340	79,340
	7,000.00	WILLIAMS PARTNERS LP COM		349,516	350,700
TOTAL MATERIALS				671,008	734,630	0.67%

TELECOMMUNICATION SERVICES
Telecommunication Services	2,000.00	AMERICA MOVIL SA DE CV SPO		55,017	42,520
	17,000.00	AT&T CORP COM		570,690	566,440
	4,500.00	BCE INC COM		191,785	188,865
	5,500.00	CONSOLIDATED COMM HLDG COM		102,683	107,690
	10,000.00	NIPPON TELEG & TELL SPONS ADR	[3]	254,175	269,600
	15,000.00	SINGAPORE TELECOMM LTD ADR		412,310	414,255
	2,000.00	SK TELECOM LTD SPONSORED A		27,904	43,880
	2,000.00	TELECOM ARGENTINA SA		36,419	30,480
	6,500.00	TELEFONICA S A SPONSORED A		108,424	99,840
	6,000.00	TELEFONICA BRASIL S.A.		146,002	114,000
	10,000.00	VODAFONE GROUP		271,619	370,600
				2,177,028	2,248,170	2.04%

Technology	20,000.00	RELM WIRELESS CORP COM	[3]	53,773.00	68,400.00	0.06%

TOTAL TELECOMMUNICATION SERVICES				2,230,801	2,316,570	2.10%

UTILITIES	2,000.00	AMERICAN ELEC PWR INC COM		79,050.00	97,620.00
	5,000.00	AMERIGAS PARTNERS LP COM		212,399.00	214,300.00
	6,500.00	DOMINION RES INC VA COM		330,756	441,415
	10,187.00	DUKE ENERGY CORP COM		542,356	719,406
	2,500.00	ENERSIS		49,539	33,175
	1,000.00	ENTERGY CORP NEW COM		69,388	63,030
	2,000.00	INTEGRYS ENERGY GRP COM		104,066	108,680
	1,000.00	NATIONAL GRID PLC SPON ADR		49,641	64,780

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2014

Sectors and Industries	Shares Held	Company Name	Cost	Market Value	Percent of Net Assets

COMMON STOCKS:
	8,000.00	ONEOK PARTNERS LP COM	256,917	414,640
	7,000.00	SOUTHERN CO COM	275,720	288,680
TOTAL UTILITIES			1,969,832	2,445,726	2.22%

TOTAL INVESTMENTS IN COMMON STOCKS			$25,907,882	$31,052,011	28.16%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2014

Company Name		Shares Held	Cost	Market Value	Percent of Net Assets

PREFERRED STOCKS:
LEARNINGSTATION.COM	[2,3]	1,224,661.00	$500,000	$-

TOTAL INVESTMENTS IN PREFERRED STOCKS			$500,000	$-	0.00%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Concluded)

January 31, 2014

	Company Name	Cost	Market Value	Percent of Net Assets

Short-term Investments	MFB NI Treasury Money Market Fund	$21,891,839	$21,891,839	19.85%

TOTAL INVESTMENTS - MARKET VALUE			110,874,578	100.55%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			(605,348)	-0.55%

TOTAL NET ASSETS			$110,269,230	100.00%

1 In default

2 Market value determined by the Fund's Board of Directors

3 Non-income producing security

BMC FUND, INC.

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)

January 31, 2014

Company Name		Contracts Held	Cost	Market Value	Percent of Net Assets

CALL OPTIONS:
AMERICAN RAIL CALL OPTION, $45 EXP 3/22/14	[3]	(25.00)	$(3,961)	$(12,500)
APPLE INC CALL OPTION, $600 EXP 3/22/14	[3]	(10.00)	(7,894)	(530)
COACH INC CALL OPTION, $60 EXP 2/22/14	[3]	(11.00)	(1,468)	(55)
KIMBERLY CLARK CALL OPTION, $100 EXP 4/19/14	[3]	(10.00)	(2,084)	(9,100)
LAB CORP AMER CALL OPTION, $95 EXP 5/17/14	[3]	(25.00)	(7,211)	(5,625)
LULULEMON ATHELTICA CALL OPTION, $67.50 EXP 6/21/14	[3]	(10.00)	(2,374)	(300)
PANERA BREAD CALL OPTION, $180 EXP 5/17/14	[3]	(5.00)	(3,085)	(2,850)
QUEST DIAGNOSTICS CALL OPTION, $65 EXP 5/17/14	[3]	(10.00)	(584)	(100)
ROYAL DUTCH SHELL CALL OPTION, $72.50 EXP 4/19/14	[3]	(15.00)	(701)	(810)
SOUTHERN CO CALL OPTION, $43 EXP 5/17/14	[3]	(20.00)	(1,369)	(980)
SOUTHERN CO CALL OPTION, $44 EXP 5/17/14	[3]	(20.00)	(1,029)	(560)
STERICYCLE INC CALL OPTION, $125 EXP 2/22/14	[3]	(10.00)	(1,084)	(100)
THE ADT CORP CALL OPTION, $48 EXP 4/19/14	[3]	(10.00)	(1,234)	(50)
WESTERN UNION CO CALL OPTION, $17 EXP 2/22/14	[3]	(250.00)	(16,484)	(3,000)
TOTAL CALL OPTIONS - LIABILITIES			(50,562)	(36,560)	-0.03%

PUT OPTIONS:
ACCENTURE PLC PUT OPTION, $70 EXP 2/22/14	[3]	(30.00)	(9,253)	(150)
AEROPOSTOLE PUT OPTION, $9 EXP 4/19/14	[3]	(500.00)	(39,217)	(110,000)
AMAZON.COM INC PUT OPTION, $350 EXP 7/19/14	[3]	(5.00)	(7,610)	(12,500)
ANHEUSER BUSCH PUT OPTION, $90 EXP 3/22/14	[3]	(20.00)	(8,568)	(2,400)
ASTRAZENECA PUT OPTION, $45 EXP 4/19/14	[3]	(25.00)	(3,481)	(125)
AVON PRODUCTS PUT OPTION, $15 EXP 4/19/14	[3]	(500.00)	(26,717)	(62,500)
AVON PRODUCTS PUT OPTION, $16 EXP 4/19/14	[3]	(500.00)	(35,467)	(95,000)
BIOGEN IDEC PUT OPTION, $220 EXP 4/19/14	[3]	(10.00)	(13,794)	(950)
COACH INC PUT OPTION, $46 EXP 5/17/14	[3]	(50.00)	(8,171)	(10,250)
COACH INC PUT OPTION, $48 EXP 5/17/14	[3]	(50.00)	(12,171)	(14,750)
EVERTEC INC PUT OPTION, $20 EXP 2/22/14	[3]	(250.00)	(21,053)	(1,250)
GEO GROUP INC PUT OPTION, $30 EXP 3/22/14	[3]	(25.00)	(3,836)	(750)
KOHLS CORP PUT OPTION, $50 EXP 4/19/14	[3]	(200.00)	(44,186)	(48,000)
LAB CORP AMER PUT OPTION, $85 EXP 2/22/14	[3]	(100.00)	(16,843)	(6,500)
LULULEMON ATHLETICA PUT OPTION, $50 EXP 6/21/14	[3]	(20.00)	(4,468)	(13,800)
NCR CORP PUT OPTION, $30 EXP 4/19/14	[3]	(100.00)	(12,843)	(4,500)
QUEST DIAGNOSTICS PUT OPTION, $50 EXP 5/17/14	[3]	(10.00)	(1,984)	(1,750)
QUEST DIAGNOSTICS PUT OPTION, $60 EXP 5/17/14	[3]	(20.00)	(6,569)	(16,000)
THE ADT CORPORATION PUT OPTION, $40 EXP 4/19/14	[3]	(30.00)	(7,003)	(28,200)
VALERO ENERGY PUT OPTION, $40 EXP 6/21/14	[3]	(100.00)	(20,643)	(7,200)
WEIGHT WATCHERS PUT OPTION, $30 EXP 4/19/14	[3]	(250.00)	(38,358)	(129,750)
WESTERN UNION CO PUT OPTION, $15 EXP 5/17/14	[3]	(500.00)	(30,467)	(42,500)
TOTAL PUT OPTIONS - LIABILITIES			(372,702)	(608,825)	-0.55%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(423,264)	$(645,385)	-0.59%

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2014

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A. Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B. Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

C. Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2014

D. Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2009 and thereafter are subject to possible future examinations by tax authorities.

E. Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

F. Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

G. Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H. Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2014

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

I. Investments in Limited Partnerships - Investments in limited partnerships are valued, as a practical expedient, utilizing the net asset valuations provided by the underlying limited partnerships when the net asset valuations of the investments are calculated (or adjusted by the Company if necessary) in a manner consistent with GAAP for investment companies. The Company applies the practical expedient to its investments in limited partnerships on an investment-by-investment basis, and consistently with the Company's entire position in a particular investment, unless it is probable that the Company will sell a portion of an investment at an amount different from the net asset valuation.

Investments in limited partnerships are included in Level 3 of the fair value hierarchy. In determining the level, the Company considers the length of time until the investment is redeemable, including notice and lock-up periods or any other restriction on the disposition of the investment. The Company also considers the nature of the portfolios of the underlying limited partnership and their ability to liquidate their underlying investments. If the Company does not know when it will have the ability to redeem the investment or it does not have the ability to redeem its investment in the near term, the investment is included in Level 3 of the fair value hierarchy. In addition, investments which are not valued using the practical expedient are included in Level 3 in the fair value hierarchy.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2014

J. Fair Value-Valuation Processes - The Company establishes valuation processes and procedures to ensure that the valuation techniques are fair, consistent, and verifiable. The Company has designated a valuation subcommittee, that is comprised of senior management employees of the Company, that meets on a quarterly basis, or more frequently as needed, to approve the valuations of the Fund's investments. The valuation subcommittee establishes valuations which are then provided to the Company’s valuation committee, which is comprised of disinterested directors, who review and recommend the valuations to the Company’s Board of Directors to ratify. The Company’s valuations committee is responsible for developing the Company’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation processes.

The valuations of investments in limited partnerships are supported by information received from the limited partnerships, such as monthly net asset values, investor reports, and audited financial statements, when available. If it is probable that the Company will sell an investment at an amount different from the net asset valuation or in other situations where the practical expedient is not available, or when the Company believes alternative valuation techniques are more appropriate, the valuation committee may consider other factors, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in its determination of fair value.

The Company's Level 3 investments have been valued using the unadjusted net asset value of investments in limited partnerships. As a result, there were no unobservable inputs that have been internally developed by the Company in determining the fair values of its investments as of January 31, 2014.

The following is a summary of the inputs used to value the Company’s investments as of January 31, 2014.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$3,276,674	$-	$-	$3,276,674
Mutual Funds
Bond Mutual Funds	25,120,913	-	-	25,120,913
Stock Mutual Funds	7,968,483	-	-	7,968,483
Other Investments
Limited Partnerships	-	-	21,564,658	21,564,658
Common Stocks
Common Stocks – Publicly Traded	31,052,011	-	-	31,052,011
Call Options	(36,560)	-	-	(36,560)
Put Options	(608,825)	-	-	(608,825)
Cash and Cash Equivalents	21,891,839	-	-	21,891,839
Total Investments	$88,664,535	$-	$21,564,658	$110,229,193

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2014

The table below presents a reconciliation for the quarter ended January 31, 2014, for all Level 3 assets that are measured at fair value on a recurring basis.

	Balance	Accrued	Unrealized	Realized			Transfers	Balance
	as of	Discounts/	Gains &	Gains &	Net	Net	in (out of)	as of
Level 3 Assets	10/31/2013	Premiums	Losses	Losses	Purchases	Sales	Level 3	1/31/2014
Other Investments
Limited Partnerships	$20,758,738	$-	$511,772	$18,062	$398,438	$(122,352)	$-	$21,564,658
Total Investments	$20,758,738	$-	$511,772	$18,062	$398,438	$(122,352)	$-	$21,564,658

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as January 31, 2014, were as follows:

Gross appreciation (excess of value over tax cost)	$12,393,488
Gross depreciation (excess of tax cost over value)	(7,923,592)
Net unrealized appreciation	$4,469,896
Cost of investments for income tax purposes	$106,404,682

4.	OPTIONS WRITTEN

As of January 31, 2014, portfolio securities valued at $1,988,984 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the quarter ended January 31, 2014 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2013	3,590	$422,753
Options written	2,736	304,959
Options terminated in closing purchase transactions	(110)	(35,517)
Options expired	(1,650)	(180,163)
Options exercised	(840)	(88,768)
Options outstanding at January 31, 2014	3,726	$423,264

5.	PLEDGED COLLATERAL

As of January 31, 2014, short-term investments in the amount of $8,801,625 were pledged as collateral for put options sold by the Company.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2014

6.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $5,660,042 and have been assigned no value at January 31, 2014.

Item 2. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant’s management carried out an evaluation, under the supervision and with the participation of Registrant’s Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant’s disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant’s disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant’s periodic SEC filings.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By /s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

March 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

March 18, 2014

/s/ M. Hunt Broyhill

M. Hunt Broyhill

Chairman and

Chief Executive Officer

March 18, 2014